INCOME TAXES - Schedule of unrecognized unused non-capital tax losses (Details) $ in Thousands	Dec. 31, 2022 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating loss carryforwards, subject to expiration	$ 150,701,000